Consolidated Statements of Changes in Equity (Parenthetical) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Statement of Stockholders' Equity [Abstract]
Issuance cost of common stock, net	$ 450,013	$ 59,336